SECURITIES	6 Months Ended
Jun. 30, 2011
SECURITIES [Abstract]
SECURITIES
NOTE C – SECURITIES

  A summary of amortized cost and estimated fair value of securities available-for-sale and securities held-to-maturity at June 30, 2011 and December 31, 2010, follows:

Securities
Amortized Cost and Fair Values

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(In thousands)
June 30, 2011
Securities available-for-sale:
U. S. Government agencies	$30,546	$124	$4	$30,666
Mortgage-backed securities	36,079	1,922	1	38,000
State and local political subdivisions	69,721	1,496	103	71,114
Other equity securities	4	14	-	18

	$136,350	$3,556	$108	$139,798

Securities held-to-maturity:
U. S. Government agencies	$35,123	$36	$61	$35,098
State and local political subdivisions	10,441	10	-	10,451
	$45,564	$46	$61	$45,549

December 31, 2010
Securities available-for-sale:
U. S. Government agencies	$21,242	$51	$143	$21,150
Mortgage-backed securities	41,733	1,688	112	43,309
State and local political subdivisions	59,497	929	451	59,975
Other equity securities	4	9	-	13

	$122,476	$2,677	$706	$124,447

Securities held-to-maturity:
U. S. Government agencies	$25,578	$5	$600	$24,983
State and local political subdivisions	7,517	84	43	7,558
	$33,095	$89	$643	$32,541

The details concerning securities classified as available-for-sale and held-to-maturity with unrealized losses as of June 30, 2011 and December 31, 2010, were as follows:

Securities
Unrealized Losses < and > 12 Months

Available-for-Sale

	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
June 30, 2011
U. S. Government
agencies	$2,997	$4	$-	$-	$2,997	$4
Mortgage-backed
securities	1,668	1	-	-	1,668	1
State and local political
subdivisions	12,675	103	-	-	12,675	103
	$17,340	$108	$-	$-	$17,340	$108

December 31, 2010
U. S. Government
agencies	$8,924	$143	$-	$-	$8,924	$143
Mortgage-backed
securities	11,524	112	-	-	11,524	112
State and local political
subdivisions	17,202	369	1,236	82	18,438	451
	$37,650	$624	$1,236	$82	$38,886	$706

Held-to-Maturity

	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
June 30, 2011
U. S. Government
agencies	$11,564	$61	$-	$-	$11,564	$61
State and local political
subdivisions	-	-	-	-	-	-
	$11,564	$61	$-	$-	$11,564	$61

December 31, 2010
U. S. Government
agencies	$19,675	$600	$-	$-	$19,675	$600
State and local political
subdivisions	2,144	43	-	-	2,144	43
	$21,819	$643	$-	$-	$21,819	$643